SUBSCRIPTION AGREEMENT LIABILITY	6 Months Ended
Jun. 30, 2026
Spring Valley Acquisition III
SUBSCRIPTION AGREEMENT LIABILITY
SUBSCRIPTION AGREEMENT LIABILITY

NOTE 8. SUBSCRIPTION AGREEMENT LIABILITY:

The Subscription Agreements obligate the Company to issue, and the PIPE Investors to purchase, the units, with the arrangement settling in its entirety or not at all. Pursuant to ASC 480-10-25-8, a financial instrument other than an outstanding share is classified as a liability if it embodies a conditional or unconditional obligation to transfer assets or issue equity shares. As the Subscription Agreement obligates the issuance of units containing preferred shares that are contingently redeemable at the holder’s option and liability-classified warrants, the arrangement represents a forward sale contract classified as a liability in accordance with ASC 480, accounted for as one unit of account during the interim period. Furthermore, the warrants are liability classified as they do not meet the indexation to own equity criteria per ASC 815-40 due to the existence of a specific exercise price resetting feature. The subscription agreement liability is measured at fair value at inception and remeasured at each reporting date, with changes in fair value recognized within change in fair value of subscription agreement liability in the unaudited condensed consolidated statements of operations, until the contract is settled or expires. Subsequent to June 30, 2026, the Subscription Agreements were settled concurrently upon the consummation of the PIPE Financing on July 10, 2026. See Note 11. Subsequent Events.

The fair value of the forward contract is measured as the fair value of the preferred shares and warrants to be issued under the Subscription Agreements, less the fixed consideration to be received. The fair values of the preferred shares and warrants contained within the Subscriptions Agreements were estimated using the Monte Carlo simulation method. The assumptions used to estimate the fair value of the preferred shares and warrants contained within the Subscription Agreements are set forth below:

As of June 30, 2026, the key inputs into the Monte Carlo simulation method for the subscription agreement liability were as follows:

June 30,
2026
Estimated fair value of the post-Business Combination common shares	$9.69
Term (years)	5.0
Risk-free rate	4.11%
Expected volatility	80.0%
Expected yield	50.0%
Implied market value adjustment	46.1%

At March 31, 2026, the key inputs into the Monte Carlo simulation model for the subscription agreement liability were as follows:

March 31,
2026
Estimated fair value of the post-Business Combination common shares	$8.57
Term (years)	5.3
Risk-free rate	3.88%
Expected volatility	80.0%
Expected yield	50.0%
Implied market value adjustment	46.1%

At initial recognition, the key inputs into the Monte Carlo simulation model for the subscription agreement liability were as follows:

Initial
Recognition
Estimated fair value of the post-Business Combination common shares	$7.52
Term (years)	5.7
Risk-free rate	3.83%
Expected volatility	80.0%
Expected yield	50.0%
Implied market value adjustment	46.1%